CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
CONDENSED CONSOLIDATED BALANCE SHEETS
Cash and cash equivalents	$ 1,079,400	$ 1,927,100	$ 2,971,100	$ 9,675,200
Investment securities	3,379,000	4,272,100
Trade accounts receivable, less allowance for doubtful accounts of $33,600 at March 31, 2023 and December 31, 2022	1,173,300	1,312,900	1,501,400	1,294,700
Inventories	5,193,400	4,859,600	4,696,300	2,977,100
Income tax receivable	161,400	161,400	161,100	333,300
ASSETS
Prepaid expenses and other current assets	486,500	456,800	547,600	350,900
Total current assets	11,473,000	12,989,900	16,269,300	18,431,100
Current assets:
Property and equipment, net	1,165,300	1,163,200	1,005,600	412,600
Goodwill	115,300	115,300	115,300	4,395,400
Other intangible assets, net	1,633,000	1,763,000	2,079,800	2,557,800
Inventories	620,100	606,000	0	0
Investment securities		4,272,100	6,391,600	3,744,600
Operating lease right-of-use assets	1,299,100	1,373,600	1,475,500	665,300
Other assets	58,200	58,200	62,400	54,300
Total assets	16,364,000	18,069,200	21,007,900	29,006,400
Accounts payable	970,600	887,300	1,105,900	453,500
Accrued expenses	953,200	821,800	796,000	633,500
Contract liabilities	14,900	134,400
Lease liabilities, current portion	199,900	276,900	299,300	270,500
Total current liabilities	2,138,600	2,120,400	2,230,200	2,286,800
Lease liabilities, less current portion	1,156,800	1,156,200	1,239,600	460,500
Total liabilities	3,295,400	3,276,600	3,469,800	2,781,600
Common stock, $.05 par value; 20,000,000 shares authorized; 7,023,401,shares issued; 7,003,599, shares outstanding at March 31, 2023 and December 31, 2022	351,200	351,200	351,200	324,000
Additional paid-in capital	33,503,400	32,900,800
Accumulated other comprehensive gain (loss)	35,500	(8,400)	(105,600)	(9,200)
Accumulated deficit	(20,769,100)	(18,398,600)	(14,319,200)	(651,100)
Stockholders equity including common stock held in treasury	13,121,000	14,845,000	17,590,500	26,277,200
Less common stock held in treasury at cost, 19,802 shares	52,400	52,400	52,400	52,400
Total shareholders' equity	13,068,600	14,792,600	17,538,100	26,224,800
Total liabilities and shareholders' equity	16,364,000	18,069,200	21,007,900	29,006,400
Assets of discontinued operations		0	200	55,300
Total current assets	11,473,000	12,989,900	16,269,300	18,431,100
Deferred taxes		0	0	2,489,900
Total assets	16,364,000	18,069,200	21,007,900	29,006,400
Current liabilities:
Contract liabilities		134,400	29,000	0
Contingent consideration, current portion		0	0	136,600
Bank overdraft		0	0	321,700
Paycheck Protection Program loan		0	0	433,800
Liabilities of discontinued operations		0	0	37,200
Total current liabilities	2,138,600	2,120,400	2,230,200	2,286,800
Contingent consideration payable, less current portion		0	0	23,400
Other long-term liabilities		0	0	10,900
Total liabilities	3,295,400	3,276,600	3,469,800	2,781,600
Shareholders' equity:
Additional paid-in capital		32,900,800	31,664,100	26,613,500
Total shareholders' equity	13,068,600	14,792,600	17,538,100	26,224,800
Total liabilities and shareholders' equity	$ 16,364,000	$ 18,069,200	$ 21,007,900	$ 29,006,400